Dividends	12 Months Ended
Jan. 31, 2019
Disclosure of dividends [Abstract]
Dividends

29	Dividends

No final dividend will be paid in respect of the period ended 31 January 2019 (31 January 2018: Nil, 31 January 2017).

Franking account

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,995	3,757
New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	236	235

The above amounts are based on the dividend franking account at period-end adjusted for:

(a) Franking credits that will arise from the payment of the current tax liabilities;

(b) Franking debits that will arise from the payment of dividends recognised as a liability at the period end;

(c) Franking credits that will arise from the receipt of dividends recognised as receivables at the end of the period.